INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ 28,655,581	R$ 8,832,957	R$ (17,642,129)
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	R$ (9,742,898)	R$ (3,003,205)	R$ 5,998,324
Tax rate	34.00%	34.00%	34.00%
Tax effect on permanent differences
Taxation (difference) on profits of associates in Brazil and abroad	R$ 4,915,243	R$ 3,445,206	R$ 1,373,845
Equity method	96,685	44,309	12,288
Thin capitalization	(505,553)	(603,612)	(675,356)
Credit related to Reintegra Program	7,829	7,398	6,278
Director bonuses	(12,208)	(15,656)	(7,677)
Tax incentives	51,839	16,443	10,668
Offsetting of income tax abroad			72,890
Mergers of subsidiaries			67,311
Donations / Fines - other	(71,631)	(88,308)	68,623
Income and social contribution benefits (expenses) for the year	(5,260,694)	(197,425)	6,927,194
Income tax
Current	(464,312)	(276,431)	(173,322)
Deferred	(3,485,267)	69,669	5,225,655
Total income Tax	(3,949,579)	(206,762)	5,052,333
Social Contribution
Current	(46,584)	(15,684)	(8,604)
Deferred	(1,264,531)	25,021	1,883,465
Total Social Contribution	(1,311,115)	9,337	1,874,861
Income and social contribution benefits (expenses) for the year	R$ (5,260,694)	R$ (197,425)	R$ 6,927,194
Effective rate of income and social contribution tax expenses	18.36%	2.24%	39.27%